Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial risk Management [Line Items]
Disclosure of liquidity risk [text block]
The following table shows the Bank’s liquid assets, by principal geographic area:

(in millions US$)	December 31, 2017	December 31, 2016
United States of America	612	591
Other O.E.C.D.	-	409
Multilateral	-	-
Latin America	7	8
Total	619	1,008

Disclosure of detailed information of assets and liabilities grouped by remaining maturity [Text Block]
The following table details the Banks’s assets and liabilities grouped by its remaining maturity with respect to the contractual maturity:

	December 31, 2017
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without maturity	Total
Assets
Cash and cash equivalent	672,048	-	-	-	-	-	672,048
Investment securities	700	279	7,000	77,688	-	-	85,667
Equity investments	-	-	-	-	-	8,402	8,402
Loans at amortized cost	1,926,787	1,175,801	922,711	1,386,161	94,198	-	5,505,658
Unearned interest and deferred fees	(472)	(479)	(223)	(3,546)	(248)	(17)	(4,985)
Allowance for expected credit losses	-	-	-	-	-	(81,294)	(81,294)
Other assets	31,282	8,635	13,175	3,819	9,398	15,942	82,251
Total	2,630,345	1,184,236	942,663	1,464,122	103,348	(56,967)	6,267,747

Liabilities
Deposits	1,722,041	411,158	571,500	224,145	-	-	2,928,844
Other liabilities	806,547	151,090	291,694	979,958	66,802	-	2,296,091
Total	2,528,588	562,248	863,194	1,204,103	66,802	-	5,224,935

Confirmed letters of credit	169,042	101,403	3,004	-	-	-	273,449
Stand-by letters of credit and guaranteed – Commercial risk	18,687	72,080	77,952	257	-	-	168,976
Credit commitments	-	15,000	-	30,000	578	-	45,578
Total	187,729	188,483	80,956	30,257	578	-	488,003
Net position	(85,972)	433,505	(1,487)	229,762	35,968	(56,967)	554,809

	December 31, 2016
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without maturity	Total
Assets
Cash and cash equivalent	1,069,538	-	-	-	-	-	1,069,538
Investment securities	1,024	3,000	-	83,643	20,756	(602)	107,821
Loans at amortized cost	2,262,349	1,267,194	551,794	1,843,476	95,918	-	6,020,731
Unearned interest and deferred fees	(663)	(906)	(258)	(4,762)	(660)	-	(7,249)
Allowance for expected credit losses	-	-	-	-	-	(105,988)	(105,988)
Other assets	55,445	6,587	3,721	6,399	642	23,136	95,930
Total	3,387,693	1,275,875	555,257	1,928,756	116,656	(83,454)	7,180,783

Liabilities
Deposits	2,306,413	173,288	275,631	47,520	-	-	2,802,852
Other liabilities	884,453	744,135	346,294	1,330,515	61,220	-	3,366,617
Total	3,190,866	917,423	621,925	1,378,035	61,220	-	6,169,469

Confirmed letters of credit	146,755	173,192	63,813	-	-	-	383,760
Stand-by letters of credit and guaranteed – commercial risk	70	8,595	360	-	-	-	9,025
Credit commitments	-	4,073	2,399	3,200	578	-	10,250
Total	146,825	185,860	66,572	3,200	578	-	403,035
Net position	50,002	172,592	(133,240)	547,521	54,858	(83,454)	608,279

Summary quantitative data about entity's exposure to risk [text block]
The following summary table presents a sensitivity analysis of the effect on the Bank’s results of operations derived from a reasonable variation in interest rates which its financial obligations are subject to, based on change in points.

	Change in interest rate	Effect on income

December 31, 2017	+200 bps	18,282
	-200 bps	(8,879)

December 31, 2016	+200 bps	24,603
	-200 bps	(11,382)

December 31, 2015	+200 bps	18,723
	-200 bps	(3,480)

Disclosure of detailed information about Operational Risk [Text Block]
No changes have been made to the objectives, policies and processes from the previous years. However, they are under constant review by the Board.

	December 31, 2017	December 31, 2016
Tier 1 capital	1,048,304	1,054,719

Risk weighted assets	5,601,518	6,350,544
Tier 1 capital ratio	18.71%	16.61%

Interest Rate Risk [Member]
Disclosure of Financial risk Management [Line Items]
Disclosure of market risk [text block]
The table below summarizes the Bank's exposure based on the terms of repricing of interest rates on financial assets and liabilities.

	December 31, 2017
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Total
Assets
Investments securities	700	279	7,000	77,688	-	85,667
Equity investments	-	-	-	-	8,402	8,402
Loans at amortized cost	4,067,639	952,542	301,334	173,550	10,593	5,505,658
Total	4,068,339	952,821	308,334	251,238	18,995	5,599,727

Liabilities
Deposits	2,242,220	305,415	197,060	102,085	-	2,846,780
Short and long term borrowings and debt, net	1,585,145	2,538	85,232	482,814	55,838	2,211,567
Total	3,827,365	307,953	282,292	584,899	55,838	5,058,347
Total interest rate sensibility	240,974	644,868	26,042	(333,661)	(36,843)	541,380

	December 31, 2016
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Total
Assets
Time deposit	125,000	-	-	-	-	125,000
Securities and other financial assets	9,025	3,000	-	72,094	18,200	102,319
Loans at amortized cost	4,350,913	1,445,290	140,609	83,919	-	6,020,731
Total	4,484,938	1,448,290	140,609	156,013	18,200	6,248,050

Liabilities
Deposits	2,179,399	173,288	275,631	47,520	-	2,675,838
Short and long term borrowings and debt, net	2,168,964	402,643	133,190	495,883	46,133	3,246,813
Total	4,348,363	575,931	408,821	543,403	46,133	5,922,651
Total interest rate sensibility	136,575	872,359	(268,212)	(387,390)	(27,933)	325,399

Currency risk [member]
Disclosure of Financial risk Management [Line Items]
Disclosure of market risk [text block]
The following table details the maximum to foreign currency, where all assets and liabilities are presented based on their book value, except for derivatives, which are included within other assets and other liabilities based on its value nominal.

	December 31, 2017
	Brazilian Real expressed in US$	European Euro expressed in US$	Japanese Yen expressed in US$	Colombian Peso expressed in US$	Mexican Peso expressed in US$	Other currencies expressed in US$(1)	Total
Exchange rate	3.31	1.20	112.66	2,985.78	19.67	-	-

Assets
Cash and cash equivalent	87	2	4	91	369	75	628
Equity investments	168	-	-	-	-	-	168
Loans at amortized cost	-	-	-	-	143,182	-	143,182
Total	255	2	4	91	143,551	75	143,978

Liabilities
Borrowings and deposit placements	-	-	-	-	143,661	-	143,661
Other liabilities	-	-	-	-		-	-
Total	-	-	-	-	143,661	-	143,661

Net currency position	255	2	4	91	(110)	75	317

(1)	It includes other currencies such as: Argentine pesos, Australian- dollar, Swiss franc, Pound sterling, Peruvian soles and Remimbis.

	December 31, 2016
	Brazilian Real expressed in US$	European Euro expressed in US$	Japanese Yen expressed in US$	Colombian Peso expressed in US$	Mexican Peso expressed in US$	Other currencies expressed in US$(1)	Total
Exchange rate	3.25	1.06	116.68	3,002.00	20.6139	-	-

Assets
Cash and cash equivalent	4,014	6	6	55	2,339	74	6,494
Investments and other financial assets	-	-	-	-	-	-	-
Loans at amortized cost	-	-	-	-	295,580	-	295,580
Other assets	-	52,800	94,279	-	79,104	-	226,183
Total	4,014	52,806	94,285	55	377,023	74	528,257

Liabilities
Borrowings and deposit placements	-	-	94,279	-	280,557	-	374,836
Other liabilities	3,933	52,800	-	-	96,951	-	153,684
Total	3,933	52,800	94,279	-	377,508	-	528,520

Net currency position	81	6	6	55	(485)	74	(263)

(1)	It includes other currencies such as: Argentine pesos, Australian- dollar, Canadian dollar, Swiss franc, Peruvian soles and Remimbis.